As filed with the Securities and Exchange Commission on August 28, 2025

Securities Act File No. 333-267188
Investment Company Act File No. 811-23823

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.__
☒ Post-Effective Amendment No. 87
AND/OR
☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒ Amendment No. 90

TEMA ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

Brookfield Place
200 Vesey Street, Suite 24106
New York, New York 10281
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 302.499.4928 ext. 801

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
(Name and address of agent for service)

Copy to:

Matthew Keeling
Tema ETFs LLC
Brookfield Place
200 Vesey Street, Suite 24106
New York, New York 10281

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On September 26, 2025 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 25 to the Registration Statement of Tema ETF Trust on behalf of Tema Longevity Protection 1951 ETF, Tema Longevity Protection 1952 ETF, Tema Longevity Protection 1953 ETF, Tema Longevity Protection 1954 ETF, and Tema Longevity Protection 1955 ETF (the “Tema Longevity Protection ETFs”) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on November 25, 2024 (Accession Number 0001839882-24-041107, are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until September 26, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the in the City of London, United Kingdom, on the 28th day of August 2025.

Tema ETF Trust

By:	/s/ Matthew Keeling
Name:	Matthew Keeling
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Matthew Keeling	President and Trustee	August 28, 2025
Matthew Keeling

*	Trustee	August 28, 2025
Richard Keary

*	Trustee	August 28, 2025
John Jacobs

*	Trustee	August 28, 2025
Robert Sherry

/s/ Josh Hunter	Treasurer and Principal Financial Officer	August 28, 2025
Josh Hunter

*By:	/s/ Matthew Keeling
Matthew Keeling

* Attorney-In-Fact – Pursuant to Power of Attorney Previously Filed dated April 21, 2023 for Messrs. Jacobs, Keary and Sherry, and filed with Registrant’s registration statement on Form N-1A dated May 24, 2022 and herein incorporated by reference.